Summary of Significant Accounting Policies Adjustment for New Accounting Pronouncements (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gaming									$ 1,740,268	$ 1,610,393	$ 1,631,177
Food and beverage									346,379	302,705	303,786
Room									186,795	169,391	162,248
Other									127,377	116,770	117,620
Gross Revenues									2,400,819	2,199,259	2,214,831
Promotional Allowances									0	0	0
Total revenues	$ 595,088	$ 591,542	$ 604,124	$ 610,065	$ 558,649	$ 535,173	$ 548,784	$ 556,653	2,400,819	2,199,259	2,214,831
Gaming									759,612	725,078	740,023
Food and beverage									335,506	300,766	301,813
Room									85,188	77,734	76,903
Other									83,615	83,407	86,850
Selling, general and administrative									362,037	322,259	322,672
Maintenance and utilities									109,462	100,020	104,548
Depreciation and amortization									217,522	196,226	207,118
Corporate expense									88,148	72,668	76,941
Project development, preopening and writedowns									14,454	22,107	6,907
Impairments of assets									(426)	38,302	18,565
Other operating items, net									1,900	284	907
Total operating costs and expenses									2,057,018	1,938,851	1,943,247
Operating income	80,477	78,940	89,554	94,830	29,726	67,881	80,439	82,362	343,801	260,408	271,584
Interest income									(1,818)	(2,961)	(1,858)
Interest expense, net of amounts capitalized									173,108	212,692	224,590
Loss on early extinguishments and modifications of debt									1,582	42,364	40,733
Other, net									(184)	545	3,676
Total other expense, net									172,688	252,640	267,141
Income from continuing operations before income taxes									171,113	7,768	4,443
Income tax (provision) benefit									(3,115)	199,933	6,625
Income from continuing operations, net of tax	82,073	23,157	27,692	35,076	10,581	164,197	11,257	21,666	167,998	207,701	11,068
Income from discontinued operations, net of tax	0	0	21,017	375	1,478	180,707	18,715	11,630	21,392	212,530	36,539
Net income	$ 82,073	$ 23,157	$ 48,709	$ 35,451	$ 12,059	$ 344,904	$ 29,972	$ 33,296	$ 189,390	$ 420,231	$ 47,607
Continuing operations	$ 0.72	$ 0.20	$ 0.24	$ 0.31	$ 0.09	$ 1.43	$ 0.10	$ 0.19	$ 1.46	$ 1.81	$ 0.10
Discontinued operations	0.00	0	0.18	0.00	0.01	1.58	0.16	0.10	0.19	1.86	0.32
Basic net income per common share	0.72	0.20	0.42	0.31	0.10	3.01	0.26	0.29	$ 1.65	$ 3.67	$ 0.42
Weighted average basic shares outstanding									114,957	114,507	112,789
Continuing operations	0.71	0.20	0.24	0.31	0.09	1.43	0.10	0.19	$ 1.45	$ 1.80	$ 0.10
Discontinued operations	0.00	0	0.18	0.00	0.01	1.57	0.16	0.10	0.19	1.85	0.32
Diluted net income per common share	$ 0.71	$ 0.20	$ 0.42	$ 0.31	$ 0.10	$ 3.00	$ 0.26	$ 0.29	$ 1.64	$ 3.65	$ 0.42
Weighted average diluted shares outstanding									115,628	115,189	113,676
Deferred income taxes									$ 5,203	$ (201,498)	$ 16,855
Accounts payable and accrued liabilities									13,216	(11,605)	12,825
Net cash from operating activities									422,551	300,339	326,674
Previous Accounting Guidance [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income									189,193	418,003	47,234
Deferred income taxes									5,095	199,051	(16,846)
Accounts payable and accrued liabilities									13,521	(11,824)	13,207
Net cash from operating activities									414,864	302,881	325,751
Adjustments for New Accounting Pronouncement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income									197	2,228	373
Deferred income taxes									(108)	2,447	(9)
Accounts payable and accrued liabilities									(305)	219	(382)
Net cash from operating activities									0	0	0
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gaming									1,972,422	1,820,176	1,847,167
Food and beverage									349,271	306,145	307,442
Room									188,689	170,816	163,509
Other									132,695	122,416	123,959
Gross Revenues									2,643,077	2,419,553	2,442,077
Promotional Allowances									259,370	235,577	242,645
Total revenues									2,383,707	2,183,976	2,199,432
Gaming									923,266	880,716	900,922
Food and beverage									194,524	170,053	168,096
Room									52,196	44,245	41,298
Other									77,129	76,719	80,508
Selling, general and administrative									362,037	322,009	322,420
Maintenance and utilities									109,462	100,020	104,548
Depreciation and amortization									217,522	196,226	207,118
Corporate expense									88,148	72,668	76,941
Project development, preopening and writedowns									14,454	22,107	6,907
Impairments of assets									(426)	38,302	18,565
Other operating items, net									1,900	284	907
Total operating costs and expenses									2,040,212	1,923,349	1,928,230
Operating income									343,495	260,627	271,202
Interest income									(1,818)	(2,961)	(1,858)
Interest expense, net of amounts capitalized									173,108	212,692	224,590
Loss on early extinguishments and modifications of debt									1,582	42,364	40,733
Other, net									(184)	545	3,676
Total other expense, net									172,688	252,640	267,141
Income from continuing operations before income taxes									170,807	7,987	4,061
Income tax (provision) benefit									(3,006)	197,486	6,634
Income from continuing operations, net of tax									167,801	205,473	10,695
Income from discontinued operations, net of tax									21,392	212,530	36,539
Net income									$ 189,193	$ 418,003	$ 47,234
Continuing operations									$ 1.46	$ 1.79	$ 0.10
Discontinued operations									0.19	1.86	0.32
Basic net income per common share									$ 1.65	$ 3.65	$ 0.42
Weighted average basic shares outstanding									114,957	114,507	112,789
Continuing operations									$ 1.45	$ 1.78	$ 0.10
Discontinued operations									0.19	1.85	0.32
Diluted net income per common share									$ 1.64	$ 3.63	$ 0.42
Weighted average diluted shares outstanding									115,628	115,189	113,676
Net cash from operating activities									$ 414,864	$ 302,881	$ 325,751
Adjustments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gaming									(232,154)	(209,783)	(215,990)
Food and beverage									(2,892)	(3,440)	(3,656)
Room									(1,894)	(1,425)	(1,261)
Other									(5,318)	(5,646)	(6,339)
Gross Revenues									(242,258)	(220,294)	(227,246)
Promotional Allowances									(259,370)	(235,577)	(242,645)
Total revenues									17,112	15,283	15,399
Gaming									(163,654)	(155,638)	(160,899)
Food and beverage									140,982	130,713	133,717
Room									32,992	33,489	35,605
Other									6,486	6,688	6,342
Selling, general and administrative									0	250	252
Maintenance and utilities									0	0	0
Depreciation and amortization									0	0	0
Corporate expense									0	0	0
Project development, preopening and writedowns									0	0	0
Impairments of assets									0	0	0
Other operating items, net									0	0	0
Total operating costs and expenses									16,806	15,502	15,017
Operating income									306	(219)	382
Interest income									0	0	0
Interest expense, net of amounts capitalized									0	0	0
Loss on early extinguishments and modifications of debt									0	0	0
Other, net									0	0	0
Total other expense, net									0	0	0
Income from continuing operations before income taxes									306	(219)	382
Income tax (provision) benefit									(109)	2,447	(9)
Income from continuing operations, net of tax									197	2,228	373
Income from discontinued operations, net of tax									0	0	0
Net income									$ 197	$ 2,228	$ 373
Continuing operations									$ 0.00	$ 0.02	$ 0.00
Discontinued operations									0.00	0.00	0.00
Basic net income per common share									$ 0.00	$ 0.02	$ 0.00
Weighted average basic shares outstanding									0	0	0
Continuing operations									$ 0.00	$ 0.02	$ 0.00
Discontinued operations									0.00	0.00	0.00
Diluted net income per common share									$ 0.00	$ 0.02	$ 0.00
Weighted average diluted shares outstanding									0	0	0
Net cash from operating activities									$ 7,687	$ (2,542)	$ 923